Discontinued operations - Schedule of Cumulative Gain on Disposal Activity (Parenthetical) (Detail) (Zhejiang Continental [Member])	12 Months Ended
Dec. 31, 2012
Zhejiang Continental [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration on disposal, shares issued	1,000,000